Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets
Cash and cash equivalents (Notes 9 and 20)	¥ 93,620	¥ 83,079
Time deposits (Note 20)	217	907
Trade notes and accounts receivable (Notes 4, 7 and 20)	606,904	559,749
Inventories (Note 5)	633,647	612,359
Deferred income taxes and other current assets (Notes 9,15,19,20,21 and 23)	157,668	144,278
Total current assets	1,492,056	1,400,372
Long-term trade receivables (Notes 4 and 20)	235,825	184,294
Investments
Investments in and advances to affiliated companies (Note 7)	19,404	20,565
Investment securities (Notes 6, 20 and 21)	59,279	54,192
Other	2,574	2,582
Total investments	81,257	77,339
Property, plant and equipment - less accumulated depreciation and amortization (Notes 8, 9 and 16)	585,220	529,656
Goodwill (Note 10)	34,703	31,229
Other intangible assets - less accumulated amortization (Note 10)	58,523	57,953
Deferred income taxes and other assets (Notes 12, 15, 19, 20 and 21)	30,273	39,686
Assets	2,517,857	2,320,529
Current liabilities
Short-term debt (Notes 9, 11 and 20)	205,156	215,824
Current maturities of long-term debt (Notes 11, 16 and 20)	130,793	119,457
Trade notes, bills and accounts payable (Notes 7 and 20)	226,275	273,460
Income taxes payable (Note 15)	33,227	23,195
Deferred income taxes and other current liabilities (Notes 12, 15, 19, 20, 21 and 23)	232,125	231,774
Total current liabilities	827,576	863,710
Long-term liabilities
Long-term debt (Notes 11, 16 and 20)	343,814	312,519
Liability for pension and retirement benefits (Note 12)	49,912	50,685
Deferred income taxes and other liabilities (Notes 15, 19, 20 and 21)	43,860	36,158
Total long-term liabilities	437,586	399,362
Total liabilities	1,265,162	1,263,072
Commitments and contingent liabilities (Note 18)
Common Stock
Common stock: Authorized 3,955,000,000 shares Issued 983,130,260 shares Outstanding 952,778,859 shares in 2013 and 952,261,022 shares in 2012	67,870	67,870
Capital surplus	138,818	138,384
Retained earnings:
Appropriated for legal reserve	38,230	37,954
Unappropriated	1,034,504	951,395
Accumulated other comprehensive loss (Notes 6, 12, 14, 19 and 21)	(43,440)	(142,389)
Treasury stock at cost, 30,351,401 shares in 2013 and 30,869,238 shares in 2012	(42,788)	(43,518)
Total Komatsu Ltd. shareholders' equity	1,193,194	1,009,696
Noncontrolling interests	59,501	47,761
Total equity	1,252,695	1,057,457
Liabilities and Equity, Total	¥ 2,517,857	¥ 2,320,529